Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
U.S. certificates of deposit and other time deposits
Three Months or Less	$ 15,327
Over Three Months to Twelve Months	14,134
Thereafter	2,948
Total	32,409	38,300
Non-U.S. certificates of deposit and other time deposits
Three Months or Less	12,446
Over Three Months to Twelve Months	1,308
Thereafter	253
Total	$ 14,007	$ 26,200